Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000000867 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	DBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$126	1.14%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 126	[1]
Expense Ratio, Percent	1.14%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 20.70%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	13.76%	6.85%	6.69%
without Sales Charge	20.70%	8.12%	7.32%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000000869 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	DBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$209	1.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 209	[2]
Expense Ratio, Percent	1.90%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 19.78%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	18.78%	**	7.31%	6.52%
without Deferred Sales Charge	19.78%		7.31%	6.52%
S&P 500® Index (broad-based index)*	33.88%		15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%		-0.01%	1.52%
Customized Blended Index	22.49%		9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000000870 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	DBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 98	[3]
Expense Ratio, Percent	0.89%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 20.97%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	20.97%	8.39%	7.59%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000000872 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class J
Trading Symbol	THPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 98	[4]
Expense Ratio, Percent	0.89%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class J shares returned 20.96%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class J shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class J	20.96%	8.39%	7.59%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000174004 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Y
Trading Symbol	DBOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 98	[5]
Expense Ratio, Percent	0.89%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 20.95%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	20.95%	8.53%	7.66%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit im.bny.com/literaturecenter.
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000001397 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Z
Trading Symbol	DBOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$106	0.96%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 106	[6]
Expense Ratio, Percent	0.96%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Z shares returned 20.90%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Z	20.90%	8.32%	7.51%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 296,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,122,561
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.